JPMORGAN TRUST II

270 Park Avenue

New York, N.Y. 10017

April 28, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
the J.P. Morgan Funds listed in Appendix A (the “Funds”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 131(Amendment No. 132 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed, among other things, to update the investment strategy and risk disclosure for the Funds. We are concurrently filing post-effective amendments to the registration statements for JPMorgan Trust I and J.P. Morgan Mutual Fund Group as well.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio, Esq.
Assistant Secretary

cc:	Vincent Di Stefano

Appendix A

J.P. Morgan Income Funds
JPMorgan Limited Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Short Duration Bond Fund
JPMorgan Core Bond Fund
JPMorgan Core Plus Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund